TAXES ON INCOME (Reconciliation of Income Tax (Benefit) Expense) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
TAXES ON INCOME [Abstract]
Income before taxes as reported in the consolidated statements of operations	$ 21,698	$ 15,651	$ 11,472
Statutory tax rate	25.00%	25.00%	24.00%
Theoretical tax expenses on the above amounts at the Israeli statutory tax rate	5,425	3,913	2,753
Approved and Privileged Enterprise benefits	(11,454)	(7,839)	(2,117)
Non-deductible expenses for which a deferred taxes was not provided	77	184	259
Non-deductible expenses related to employee stock options, net	2,716	1,649	1,235
Deferred taxes on losses (utilization of losses) and temporary differences for which a valuation allowance was provided	5,295	2,457	507
Increase in deferred taxes (for which valuation allowance was created) due to increase in Israeli tax rate	(1,147)
Difference in basis of measurement for tax purpose	(560)	11	862
Taxes with respect to prior years	(335)	(375)
Others	(17)		31
Actual taxes on income (taxes benefit)			$ 3,530
Net earnings per Ordinary share - amounts of the benefit resulting from the "Approved and Privileged Enterprise" status, basic	$ 0.40	$ 0.28	$ 0.08
Net earnings per Ordinary share - amounts of the benefit resulting from the "Approved and Privileged Enterprise" status, diluted	$ 0.39	$ 0.27	$ 0.08